Income Taxes- Components of Loss Before Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 02, 2021	Dec. 31, 2022
Income Taxes
Financial Designation, Predecessor and Successor [Fixed List]	Successor			Predecessor	Successor
Domestic	$ (57,938)			$ (146,400)	$ (1,559,695)
Total	$ (57,938)	$ (52,158)	$ (60,790)	$ (146,400)	$ (1,559,695)